Commitments	3 Months Ended	12 Months Ended
	Jul. 31, 2012	Apr. 30, 2012
Commitments
15.	Commitments:

The Company has aircraft operating leases with 18 lessors in respect of 167 aircraft included in the Company’s fleet at July 31, 2012 (April 30, 2012 – 18 lessors in respect of 164 aircraft). As at July 31, 2012, these leases had expiry dates ranging from fiscal 2013 to 2023. The Company has the option to purchase the majority of the aircraft for agreed amounts that do not constitute bargain purchase options, but has no commitment to do so. With respect to such leased aircraft, substantially all of the costs of major inspections of airframes and the costs to perform inspections, major repairs and overhauls of major components are at the Company’s expense. The Company either performs this work internally through its own repair and overhaul facilities or has the work performed by an external repair and overhaul service provider.

At July 31, 2012, the Company had commitments with respect to operating leases for aircraft, buildings, land and equipment. The minimum lease rentals required under operating leases are payable in the following amounts over the following fiscal years:

	Aircraft operating leases	Building, land and equipment operating leases	Total operating leases
2013	$207,661	$8,471	$216,132
2014	186,978	7,130	194,108
2015	171,409	6,165	177,574
2016	151,911	4,676	156,587
2017	126,841	4,080	130,921
and thereafter	339,481	60,366	399,847

	$1,184,281	$90,888	$1,275,169

As at July 31, 2012, the Company has committed to purchase 38 new aircraft. The total required additional expenditures related to these purchase commitments is approximately $794.0 million. These aircraft are expected to be delivered in fiscal 2013 to 2017 and will be deployed in the Company’s Helicopter Services segment. The Company intends to enter into leases for these aircraft or purchase them outright upon delivery from the manufacturer.

The terms of certain of the Company’s helicopter lease agreements impose operating and financial limitations on the Company. Such agreements limit the extent to which the Company may, among other things, incur indebtedness and fixed charges relative to its level of consolidated adjusted earnings before interest, taxes, depreciation and amortization.

Generally, in the event of a covenant breach, a lessor has the option to terminate the lease and require the return of the aircraft, with the repayment of any arrears of lease payments plus the present value of all future lease payments and certain other amounts which could be material to the Company’s financial position. The aircraft would then be sold and the surplus, if any, returned to the Company. Alternatively the Company could exercise its option to purchase the aircraft. As at July 31, 2012 the Company was in compliance with all financial covenants.

During the three months ended July 31, 2012, a lessor that had been engaged in discussions with the Company approved a financial covenant reset to October 31, 2013. As part of previous negotiations in 2011 with this lessor, the Company also made a commitment to further reduce its total operating lease portfolio by $53.9 million.

25.	Commitments:

The Company entered into aircraft operating leases with 18 lessors in respect of 164 aircraft included in the Company’s fleet at April 30, 2012 (2011 – 18 lessors in respect of 166 aircraft). As at April 30, 2012, these leases had expiry dates ranging from fiscal 2013 to 2022. The Company has the option to purchase the majority of the aircraft for agreed amounts that do not constitute bargain purchase options, but has no commitment to do so. With respect to such leased aircraft, substantially all of the costs of major inspections of airframes and the costs to perform inspections, major repairs and overhauls of major components are at the Company’s expense. The Company either performs this work internally through its own repair and overhaul facilities or has the work performed by an external repair and overhaul service provider.

At April 30, 2012, the Company had commitments with respect to operating leases for aircraft, buildings, land and equipment. The minimum lease rentals required under such leases are payable in the following amounts over the following fiscal years:

	Aircraft operating leases	Building, land and equipment operating leases	Total operating leases

2013	$209,352	$8,112	$217,464
2014	184,249	7,222	191,471
2015	165,130	5,894	171,024
2016	147,580	4,668	152,248
2017	124,055	3,888	127,943
Thereafter	356,090	61,112	417,202

	$1,186,456	$90,896	$1,277,352

During the year ended April 30, 2012, the Company incurred aircraft operating lease and related costs of $176.7 million (2011 – $164.8 million; 2010 – $145.1 million) and other operating lease costs of $9.3 million (2011 – $9.0 million, 2010 – $8.1 million).

As at April 30, 2012, the Company has committed to purchase 23 aircraft (2011 – 17 aircraft). The total required additional expenditures related to these purchase commitments is approximately $558.0 million. These aircraft are expected to be delivered in fiscal 2013 ($118.6 million), 2014 ($160.0 million), 2015 to 2017 ($279.4 million) and will be deployed in the Company’s Helicopter Services segment. The Company intends to enter into leases for these aircraft or purchase them outright upon delivery from the manufacturer.

The terms of certain of the Company’s helicopter lease agreements impose operating and financial limitations on the Company. Such agreements limit the extent to which the Company may, among other things, incur indebtedness and fixed charges relative to its level of consolidated adjusted earnings before interest, taxes, depreciation and amortization.

Generally, in the event of a covenant breach, a lessor has the option to terminate the lease and require the return of the aircraft, with the repayment of any arrears of lease payments plus the present value of all future lease payments and certain other amounts which could be material to the Company’s financial position. The aircraft would then be sold and the surplus, if any, returned to the Company. Alternatively the Company could exercise its option to purchase the aircraft. As at April 30, 2012 the Company was in compliance with all financial covenants.

Subsequent to April 30, 2012, a lessor that had been engaged in discussions with the Company approved a financial covenant reset to October 31, 2013. As part of previous negotiations in 2011 with this lessor, the Company also made a commitment to further reduce its total operating lease portfolio by $64.4 million.